Document and Entity Information	0 Months Ended
Feb. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 02, 2015
Registrant Name	SUNAMERICA EQUITY FUNDS
Central Index Key	0000799084
Amendment Flag	false
Document Creation Date	Feb. 02, 2015
Document Effective Date	Feb. 02, 2015
Prospectus Date	Jan. 28, 2015
SunAmerica International Dividend Strategy Fund | Class A
Risk/Return:
Trading Symbol	SIEAX
SunAmerica International Dividend Strategy Fund | Class C
Risk/Return:
Trading Symbol	SIETX
SunAmerica International Dividend Strategy Fund | Class I
Risk/Return:
Trading Symbol	NAOIX
SunAmerica International Dividend Strategy Fund | Class W
Risk/Return:
Trading Symbol	SEIWX
SunAmerica Japan Fund | Class A
Risk/Return:
Trading Symbol	SAESX
SunAmerica Japan Fund | Class C
Risk/Return:
Trading Symbol	SAJCX